Consolidated Statements of Profit or Loss and Other Comprehensive Income (Parenthetical) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Warrants outstanding	6,866,241	7,033,103
Convertible Senior Notes [Member]
Convertible notes	575,000
Ordinary shares [member]
Warrants outstanding	3,456,785